As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedules of Investments.

High Pointe Select Value Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 99.0%	Value
	Beverages - 3.7%
24,600	Molson Coors Brewing Co., Class B	$1,694,940
	Capital Markets - 3.7%
47,200	Bank of New York Co., Inc.	1,664,272
	Commercial Services & Supplies - 0.5%
11,635	Avis Budget Group, Inc.	212,804
	Computers & Peripherals - 8.0%
92,600	Dell, Inc. (a)	2,114,984
125,000	EMC Corp. (a)	1,497,500
		3,612,484
	Consumer Finance - 3.2%
18,500	Capital One Financial Corp.	1,455,210
	Diversified Financial Services - 5.0%
45,700	Citigroup, Inc.	2,269,919
	Diversified Telecommunication Services - 3.6%
96,100	Sprint Corp.	1,648,115
	Food & Staples Retailing - 5.3%
48,550	Wal-Mart Stores, Inc.	2,394,486
	Health Care Equipment & Supplies - 3.3%
101,600	Boston Scientific Corp. (a)	1,502,664
	Health Care Providers & Services - 3.5%
32,200	UnitedHealth Group, Inc.	1,584,240
	Hotels, Restaurants & Leisure - 1.4%
23,270	Wyndham Worldwide Corp. (a)	650,862
	Industrial Conglomerates - 5.1%
83,100	Tyco International Ltd. (b)	2,325,969
	Insurance - 8.6%
35,350	American International Group, Inc.	2,342,291
22,950	XL Capital Ltd., Class A (b)	1,576,665
		3,918,956
	Internet & Catalog Retail - 6.9%
54,950	Expedia, Inc. (a)	861,616
38,950	IAC/InteractiveCorp (a)	1,120,202
56,050	Liberty Media Holding Corp. - Interactive, Class A (a)	1,142,299
		3,124,117
	Media - 6.7%
58,050	Comcast Corp., Class A (a)	2,139,142
10,560	Liberty Media Holding Corp. - Capital, Class A (a)	882,499
		3,021,641
	Pharmaceuticals - 7.2%
54,500	Pfizer, Inc.	1,545,620
38,550	Sanofi-Aventis - ADR	1,714,319
		3,259,939
	Real Estate Management & Development - 1.4%
29,087	Realogy Corp. (a)	659,693
	Software - 5.9%
97,150	Microsoft Corp.	2,655,110
	Specialty Retail - 3.2%
49,450	Rent-A-Center, Inc. (a)	1,448,391
	Thrifts & Mortgage Finance - 12.8%
55,700	Countrywide Financial Corp.	1,951,728
37,400	Fannie Mae	2,091,034
26,550	Freddie Mac	1,761,061
		5,803,823

	TOTAL COMMON STOCKS (Cost $43,771,332)	44,907,635

Par	SHORT-TERM INVESTMENTS - 1.1%	Value

	FHLB Discount Note
$ 493,000	4.251% , 10/2/2006	492,942
	TOTAL SHORT-TERM INVESTMENTS (Cost $492,942)	492,942

	TOTAL INVESTMENTS IN SECURITIES (Cost $44,264,274) - 100.1%	45,400,577
	Liabilities in Excess of Other Assets - (0.1)%	(65,484)
	NET ASSETS - 100.0%	$45,335,093

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$44,344,097

Gross unrealized appreciation	$3,098,858
Gross unrealized depreciation	$(2,042,378)
Net unrealized appreciation	$1,056,480

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

High Pointe Small Cap Equity Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 95.3%	Value
	Aerospace & Defense - 1.9%
2,350	Esterline Technologies Corp. (a)	$79,336
	Automobiles - 1.5%
9,650	Fleetwood Enterprises, Inc. (a)	64,944
	Beverages - 3.3%
8,150	Cott Corp. (a)(b)	139,935
	Building Products - 2.0%
3,100	Simpson Manufacturing Co., Inc.	83,793
	Chemicals - 3.2%
8,400	Hercules, Inc. (a)	132,468
	Commercial Services & Supplies - 8.4%
5,800	Adesa, Inc.	134,038
2,200	United Stationers, Inc. (a)	102,322
3,100	Waste Connections, Inc. (a)	117,521
		353,881
	Communications Equipment - 2.0%
4,800	Plantronics, Inc.	84,144
	Computers & Peripherals - 4.8%
2,950	Avid Technology, Inc. (a)	107,439
2,200	Diebold, Inc.	95,766
		203,205
	Containers & Packaging - 3.1%
6,950	Crown Holdings, Inc. (a)	129,270
	Electrical Equipment - 2.6%
5,000	American Power Conversion Corp.	109,800
	Electronic Equipment & Instruments - 5.4%
6,350	Avnet, Inc. (a)	124,587
30,750	Solectron Corp. (a)	100,245
		224,832
	Energy Equipment & Services - 1.6%
1,850	CARBO Ceramics, Inc.	66,655
	Food Products - 2.3%
9,200	Del Monte Foods Co.	96,140
	Health Care Providers & Services - 2.1%
3,600	United Surgical Partners International, Inc. (a)	89,388
	Hotels, Restaurants & Leisure - 5.1%
2,250	International Speedway Corp. - Class A	112,140
2,850	Speedway Motorsports, Inc.	103,769
		215,909
	Industrial Conglomerates - 3.2%
3,150	Walter Industries, Inc.	134,442
	Insurance - 6.8%
6,000	Conseco, Inc. (a)	125,940
2,850	RenaissanceRe Holdings Ltd. (b)	158,460
		284,400
	IT Services - 1.7%
2,800	MAXIMUS, Inc.	73,080
	Leisure Equipment & Products - 1.9%
2,350	RC2 Corp. (a)	78,796
	Machinery - 6.7%
3,800	AGCO Corp. (a)	96,330
3,900	Briggs & Stratton Corp.	107,445
2,950	Navistar International Corp. (a)	76,169
		279,944
	Media - 5.5%
2,583	Cumulus Media, Inc., Class A (a)	24,693
4,200	Entercom Communications Corp.	105,840
7,700	Reader's Digest Association, Inc.	99,792
		230,325
	Oil, Gas & Consumable Fuels - 1.9%
5,000	Alpha Natural Resources, Inc. (a)	78,800
	Real Estate - 2.2%
2,700	American Home Mortgage Investment Corp.	94,149
	Semiconductor & Semiconductor Equipment - 2.2%
3,250	Cabot Microelectronics Corp. (a)	93,665
	Specialized Consumer Services - 2.4%
3,400	Jackson Hewitt Tax Service, Inc.	102,034
	Specialty Retail - 8.4%
4,700	Foot Locker, Inc.	118,675
5,750	RadioShack Corp.	110,975
4,250	Rent-A-Center, Inc. (a)	124,483
		354,133
	Textiles, Apparel & Luxury Goods - 3.1%
4,450	Timberland Co. (a)	128,027

	TOTAL COMMON STOCKS (Cost $4,230,326)	4,005,495

Par	SHORT-TERM INVESTMENTS - 3.1%	Value

	FHLB Discount Note
$ 131,000	4.251% , 10/2/2006	130,985
	TOTAL SHORT-TERM INVESTMENTS (Cost $130,985)	130,985

	TOTAL INVESTMENTS IN SECURITIES (Cost $4,361,311) - 98.4%	4,136,480
	Other Assets in excess of Liabilities - 1.6%	68,379
	NET ASSETS - 100.00%	$4,204,859

FHLB - Federal Home Loan Bank
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$4,381,086

Gross unrealized appreciation	$222,579
Gross unrealized depreciation	$(467,185)
Net unrealized depreciation	$(244,606)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/20/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/20/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/28/2006

* Print the name and title of each signing officer under his or her signature.